Taxation - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
		Mar. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Share-based payments	[1]		$ 196,167	$ 291,633	$ 178,234
UK Corporation tax rate			19.00%	19.00%	19.00%
Tax presented within other comprehensive (loss) income
Changes in Tax Rate Announced in Budget
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate		25.00%
Tax Year 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate			19.00%
Increase (decrease) due to corrections of prior period errors [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Interest expense				$ 17,400
Share-based payments					$ 19,800

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.